SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 23,668	$ 23,256	$ 46,965	$ 45,138
Equity	155,583	134,012	155,583	134,012	$ 141,891
Equity accounted investments	52,141		52,141		47,094
Other financial assets	29,466		29,466		26,899
Goodwill	32,329		32,329		28,662
Revenue from contracts with customers	$ 20,394	$ 20,613	$ 40,791	$ 39,550
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	68.00%	64.00%	68.00%	64.00%
Basis of Calculation		10000.00%	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 40,498	$ 41,652	$ 40,498	$ 41,652	39,608
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,212	952	2,684	2,196
Operating segments
Disclosure of operating segments [line items]
Revenue	24,880	24,208	49,649	47,334
Asset management
Disclosure of operating segments [line items]
Revenue	2,601	2,080	5,072	4,113
Distributable Earnings	777	917	1,655	1,804
Revenue from contracts with customers	1,416	1,082	2,648	1,893
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	20,801		20,801		19,645
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,180	957	2,597	2,120
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	333	347	982	851
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	3,781	3,037	7,669	6,233
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	160	46	305	59
Infrastructure and Other | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,006		4,006		3,996
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,540	1,340	2,903	2,586
Funds from operations	(143)	(122)	(226)	(192)
Revenue from contracts with customers	1,289	1,302	2,574	2,548
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	5,426		5,426		5,274
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	1,540	1,340	2,903	2,586
Corporate Activities
Disclosure of operating segments [line items]
Revenue	50	64	70	102
Funds from operations	133	130	280	209
Revenue from contracts with customers	0	0	0	0
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	(17,556)		(17,556)		(17,095)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	26	(71)	26	(70)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	76	(7)	96	32
Infrastructure
Disclosure of operating segments [line items]
Revenue	4,354	3,735	8,638	7,195
Funds from operations	(243)	(183)	(379)	(296)
Revenue from contracts with customers	4,111	3,559	8,199	6,845
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,513		2,513		2,524
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1	2	3	3
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	4,355	3,737	8,641	7,198
Private Equity
Disclosure of operating segments [line items]
Revenue	13,628	14,581	27,364	27,985
Funds from operations	(121)	(223)	(370)	(424)
Revenue from contracts with customers	12,815	13,959	25,938	26,760
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,515		2,515		2,439
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(5)	56	40	128
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	13,623	14,637	27,404	28,113
Real Estate
Disclosure of operating segments [line items]
Revenue	1,495	1,456	2,918	3,157
NOI	825	812	1,702	1,683
Revenue from contracts with customers	763	711	1,432	1,504
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	22,793		22,793		$ 22,825
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	10	8	18	15
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 1,505	$ 1,464	$ 2,936	$ 3,172